Stockholders' Deficit (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	May 31, 2014	Mar. 18, 2016	Feb. 16, 2013	Mar. 31, 2016	Mar. 31, 2008	Dec. 31, 2015	Mar. 24, 2016	Dec. 31, 2014
Stockholders Equity Note Disclosure [Line Items]
Shareholders received, Description				The MSC's shareholders and holders of debt, notes, warrants and options received an aggregate of 1,353 shares of the Company's common stock and Ecoark's shareholders received an aggregate of 27,696 shares of the Company's common stock.
Options grant to purchase shares of common stock granted
Option outstanding						9,800		9,800
Employee Stock Option [Member]
Stockholders Equity Note Disclosure [Line Items]
Options grant to purchase shares of common stock granted	693,000		22,000
Exercise price	$ 1.25			$ 2.50
Expected term	10 years			10 years
Option, Description				The Stock Options vest over a three-year period as follows: 25% immediately; 25% on the first anniversary date; 25% on the second anniversary date; and 25% on the third anniversary date.
Vesting term	3 years
Volatility				100.00%
Discount rate				0.25%
Additional stock issued						625,000
Stock price	$ 2.50			$ 2.50
Option converted to shares of common stock				2,450,000
Private Placement [Member]
Stockholders Equity Note Disclosure [Line Items]
Common stock issued				2,387,000
Preferred Stock [Member]
Stockholders Equity Note Disclosure [Line Items]
Shares of blank check preferred stock		5,000,000
Preferred stock, shares issued
Common Stock [Member]
Stockholders Equity Note Disclosure [Line Items]
Common stock, shares authorized		100,000,000
Common stock, par value (in dollars per share)		$ 0.001
Common stock issued				31,436,000			29,049,000
Common stock outstanding				31,436,000			29,049,000
Warrant
Stockholders Equity Note Disclosure [Line Items]
Warrants issued				3,785,000
Warrants strike price				$ 5.00
Warrants expiration date				Dec. 31, 2018
Warrant | Private Placement [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrants issued				2,389,000
Prior to the Reverse Merger [Member]
Stockholders Equity Note Disclosure [Line Items]
Common shares issued to founders for cash (in shares)					17,895
Common shares issued to founders for cash					$ 53,000
Prior to the Reverse Merger [Member] | Minimum [Member]
Stockholders Equity Note Disclosure [Line Items]
Common stock, par value (in dollars per share)					$ 2.50
Prior to the Reverse Merger [Member] | Maximum [Member]
Stockholders Equity Note Disclosure [Line Items]
Common stock, par value (in dollars per share)					$ 5.00